Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2022-2025) (Detail) - Plan 2022-2025 [member] $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year	962,150
Granted	69,176	962,150
Settled	(320,649)
Expired	(69,516)
Amount at the end of the fiscal year	641,161	962,150
Expense recognized during the fiscal year | $	$ 2	$ 1
Fair value of shares on grant date (in U.S. dollars) | $ / shares	$ 6.67	$ 6.67